Income Taxes - Schedule of Components of Provision for Income Taxes (Benefits) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Provision for Income Taxes (Benefits) [Abstract]
Current tax
Deferred tax – tax loss		25,175	5,049
Deferred tax – book-tax difference	(1,531)	(95)	(959)
Income taxes (benefits) expenses	$ (1,531)	$ 25,080	$ 4,090